Schedule of Accrued Liabilities and Other Liabilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Payables and Accruals [Abstract]
Tax surcharges and other fees		¥ 142,225	¥ 133,502
Accrued advertising and marketing expense		90,260	100,868
Accrued professional service fees		6,680	1,854
Others		7,979	7,619
Total	$ 33,858	¥ 247,144	¥ 243,843